S-K 1604(a)(3) De-SPAC Forepart, Compensation - USD ($)	Sep. 18, 2025	Sep. 12, 2025	Sep. 03, 2025
Suntone Investment Pty Ltd | Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	2,000,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share			$ 12.35
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 24,700,000
Suntone Investment Pty Ltd | Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	4,795,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share		$ 0.0205
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 98,298
Binson Lau, Chairman of the IWAC Board and CEO of Btab | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	10,334,350
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 127,620,000
Binson Lau, Chairman of the IWAC Board and CEO of Btab | Common Class V [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	100,000
John Chen, director of IWAC | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	20,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 240,000
Yueh Eric Seto, director of IWAC | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	124,100
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 1,530,000
Matthew Malriat, CFO and director of IWAC | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	100,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 1,230,000